Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds II
Entity Central Index Key	0001398078
Document Period End Date	May 31, 2024
C000172902 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Class K Shares
Trading Symbol	BKBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.86%	8.71%	6.40%
MSCI All Country World Index	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,288,851,958
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,496,169
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.

C000058059 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$202	1.87%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.64%	7.54%	5.42%
Investor C Shares (with sales charge)	14.64	7.54	5.42
MSCI All Country World Index	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,288,851,958
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,496,169
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.

C000058058 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Investor A Shares
Trading Symbol	BABDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.60%	8.39%	6.08%
Investor A Shares (with sales charge)	10.48	7.23	5.50
MSCI All Country World Index	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,288,851,958
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,496,169
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.

C000058057 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Dividend Portfolio
Class Name	Institutional Shares
Trading Symbol	BIBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Dividend Portfolio (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Global equities broadly moved higher as the period progressed, resulting in significant positive returns across most market segments.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform dividend payers.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (MSCI All Country World Index) were led by stock selection in industrials and energy along with a lack of exposure to utilities. In terms of individual holdings, results for Taiwanese semiconductor company MediaTek benefited from improving inventory levels and expectations that a new flagship chip would drive accelerating sales within its smartphone segment. American specialty insurance company Assurant exceeded earnings estimates and upgraded its outlook for 2023, reflecting continued improvement in both its global housing and global lifestyle segments. U.S. energy technology company Baker Hughes outperformed as energy stocks were boosted as recession fears waned and the production cuts by several OPEC+ countries production cuts led oil prices higher.
What detracted from performance?
Stock selection detracted the most within communication services, financials, and healthcare. Swiss pharmaceutical and biotech company Lonza Biologics experienced the unexpected departure of its CEO and downgraded 2024 guidance at its Capital Markets Day. The downgrade was centered on the biologics division which management had previously indicated was fully booked for the foreseeable future, and the Fund exited the position. Anglo-Swedish pharmaceutical company AstraZeneca lagged despite posting strong results given the market’s preference for more growth-oriented stocks. U.K.-based multinational insurance company Prudential Financial came under pressure due to weaker sentiment around China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.80%	8.65%	6.34%
MSCI All Country World Index	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,288,851,958
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,496,169
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,288,851,958
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$7,496,169
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Geographic allocation
Country	Percent of Net Assets
United States	59.4%
United Kingdom	10.8
France	8.6
Switzerland	5.0
Netherlands	4.1
Denmark	3.2
Taiwan	3.2
Canada	2.0
Mexico	1.8
Singapore	1.1
Indonesia	0.7
Short-Term Securities	0.2
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.8%
Texas Instruments, Inc.	3.3
Apple Inc.	3.2
Novo Nordisk A/S, Class B	3.2
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2
Nestlé SA, Registered Shares	3.1
AstraZeneca PLC	3.0
AbbVie, Inc.	2.9
UnitedHealth Group, Inc.	2.8
RELX PLC	2.6
(a)	Excludes short-term securities.